Goodwill and Intangible Assets Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Impairments	$ (384.1)	$ 0	$ 0	$ (440.5)
Solar Energy [Member]
Goodwill [Roll Forward]
Impairments	$ (384.1)	$ (440.5)		$ 0